Debt - Pollution Control Revenue Bonds (Details) - PCRBs - Subsequent Event $ in Thousands	1 Months Ended
Feb. 28, 2025 USD ($)
Schedule of Debt Instruments [Line Items]
Principal amount	$ 312,760
Burke and Monroe Bonds
Schedule of Debt Instruments [Line Items]
Principal amount	$ 272,230
Term of debt	5 years
First mortgage notes issued in connection with the sale of pollution control revenue bonds: 2013A Appling, Burke and Monroe, Term rate bonds, 1.50% through April 1, 2020, due 2038 through 2040
Schedule of Debt Instruments [Line Items]
Principal amount	$ 40,530